Offsetting of Financial Assets and Financial Liabilities - Summary of Amounts Offset and Not Offset in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		$ 215,850	$ 182,944
Amounts offset in the balance sheet		29,278	24,784
Net amounts presented in balance sheet		186,572	158,160
Impact of master netting agreements		50,153	37,314
Securities received as collateral	[1],[2]	124,201	106,108
Cash collateral		5,714	3,874
Net amount	[3]	6,504	10,864
Gross amounts (Financial Liabilities)		222,974	193,878
Amounts offset in the balance sheet		29,278	24,784
Net amounts presented in balance sheet		193,696	169,094
Impact of master netting agreements		50,153	37,314
Securities pledged as collateral	[1],[2]	130,183	115,132
Cash collateral		7,739	7,636
Net amount	[3]	5,621	9,012
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		158,361	135,282
Amounts offset in the balance sheet		28,940	24,375
Net amounts presented in balance sheet		129,421	110,907
Impact of master netting agreements		6,899	5,738
Securities received as collateral	[1],[2]	121,546	103,814
Cash collateral		49	72
Net amount	[3]	927	1,283
Derivative financial instruments assets 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		57,489	47,662
Amounts offset in the balance sheet		338	409
Net amounts presented in balance sheet		57,151	47,253
Impact of master netting agreements		43,254	31,576
Securities received as collateral	[1],[2]	2,655	2,294
Cash collateral		5,665	3,802
Net amount	[3]	5,577	9,581
Derivative financial instruments liabilities 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)		59,067	58,712
Amounts offset in the balance sheet		338	409
Net amounts presented in balance sheet		58,729	58,303
Impact of master netting agreements		43,254	31,576
Securities pledged as collateral	[1],[2]	2,657	10,866
Cash collateral		7,613	7,378
Net amount	[3]	5,205	8,483
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)		163,907	135,166
Amounts offset in the balance sheet		28,940	24,375
Net amounts presented in balance sheet		134,967	110,791
Impact of master netting agreements		6,899	5,738
Securities pledged as collateral	[1],[2]	127,526	104,266
Cash collateral		126	258
Net amount	[3]	$ 416	$ 529

[1]	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
[2]	Financial assets received/pledged as collateral are disclosed at fair value and limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
[3]	Not intended to represent our actual exposure to credit risk.